Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables		¥ 148,335	¥ 123,069
Salaries and welfare payable		10,169	10,189
Dividends payable by subsidiaries to non-controlling shareholders		389	355
Interest payable		4,719	2,978
Construction fee and equipment cost payables		111,767	123,602
Other	[1]	52,935	39,655
Accounts payable and accrued liabilities		¥ 328,314	¥ 299,848

[1]	Other consists primarily of notes payables, insurance payable, etc.